Other Income (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Operating Income Expense Text Block Abstract
Schedule of other income
Rent- waiver (Note 22)	Nil	6,126,800
Miscellaneous	180,345	110,820
	180,345	6,237,620

Rent- waiver (Note 22)	6,126,800	Nil
Write back of accrued interest not settled	Nil	754,929
Miscellaneous	110,820	73,403
	6,237,620	828,332

Written back of accrued interest	754,929	Nil
Miscellaneous	73,403	4,188
	828,332	4,188

Miscellaneous income	4,188	8,554
	4,188	8,554

Miscellaneous income	8,554	Nil
	8,554	Nil